SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity [Line Items]
Schedule of Warrant Activity
	December 31, 2015	December 31, 2014

Risk-free interest rate	0.14%	0.67%
Expected volatility	61%	57%
Expected life (in years)	1	2
Expected dividend yield	0	0
Fair value:
Warrants	$0	$2

Schedule of Warrant Assumptions
December 31, 2015

Risk-free interest rate	0.08%-1.72%
Expected volatility	50%-123%
Expected life (in years)	0.16-4.9
Expected dividend yield	0
Fair value:
Warrants	$1.25-1.52

Schedule of Share Option Activity
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	1,104,409	$5.84
Granted	309,805	$1.65
Exercised	-	$-
Forfeited	(119,644)	$(3.74)
Outstanding at the end of the year	1,294,570	$5.03	7	$17

Vested or expected to vest	1,262,976	$4.8	6.98	$17

Options exercisable at the end of the year	581,609	$7.39	6.21	$-

Schedule Share Options Outstanding
Exercise price	Options outstanding at December 31, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2015	Average exercise price of options exercisable

$1.16-2.86	566,061	7.58	$2.01	90,859	$2.71
$3.26-3.57	253,324	7.08	$3.41	143,896	$3.41
$3.62-4.69	100,146	7.24	$4.04	39,780	$4.34
$5.16-99	365,373	5.85	$6.15	297,408	$6.35
$123-528.01	9,666	3.53	$155.45	9,666	$155.45

	1,294,570			581,609

Schedule of RSUs Activity
Number of RSUs

Outstanding at January 1, 2015	67,000
Granted	69,219
Converted	(42,250)
Forfeited	-
Outstanding at December 31, 2015	93,969

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2015	2014

Cost of revenues	$37	$34
Research and development, net	100	73
Sales, marketing and business development	281	226
General and administrative	598	610

Total share-based compensation expense	$1,016	$943